Lord Abbett  Investment Trust

U. S. Government Securities Series - Limited Duration U. S. Government Securities Series

Balanced Series - High Yield Fund

[GRAPHIC OMITTED]

            SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED MAY 31, 1999

                                                     Four portfolios to help you
                                                     meet your goals

[LOGO]

                             Report to Shareholders
                      For the Six Months Ended May 31, 1999

        [PHOTO]

      ROBERT S. DOW
      CHAIRMAN

      JUNE 4, 1999

Table of Contents

U. S. Government Securities Series
About the Series                      1
Statement of Net Assets               4

Limited Duration U. S. Government Securities
Series
--------------------------------------------
About the Series                      3
Statement of Net Assets               8

Balanced Series
--------------------------------------------
About the Series                      3
Statement of Net Assets              10

High Yield Fund
--------------------------------------------
Statement of Net Assets              10

Data On All Series
--------------------------------------------
Statements of Operations             13
Statements of Changes in
  Net Assets                         14
Financial Highlights                 15
Notes to Financial Statements        19


Lord Abbett Investment Trust completed the first half of its fiscal year on May 31, 1999, with combined net assets in excess of $1.8 billion. We are pleased to present you this performance overview.

                                              Balanced Series           U. S. Government Securities Series
                                    Six Months Ended 5/31/99                 Six Months Ended 5/31/99
                                    ------------------------                 ------------------------

                               Class A      Class B     Class C       Class A     Class B      Class C
-------------------------------------------------------------------------------------------------------
Net asset value                $12.38       $12.36      $12.36         $2.54       $2.54       $2.54
Dividends                      $  .28       $  .21      $  .21         $ .08       $ .07       $ .07
Capital gains distributions    $ 1.14       $ 1.14      $ 1.14         $ -         $  -        $  -
Total return*                   8.0%          7.4%        7.5%         -0.7%       -1.1%       -1.5%

                              Limited Duration
             U. S. Government Securities Series                                    High Yield Fund
                       Six Months Ended 5/31/99                              12/31/98 Through 5/31/99
                       ------------------------------------------------------------------------------
                         Class A       Class C       Class A      Class B       Class C   Class Y**
-------------------------------------------------------------------------------------------------------
Net asset value             $4.41        $4.40       $10.00         $9.98         $9.99       $10.00
Dividends                   $ .12        $ .10       $  .39         $ .36         $ .36       $  -
Total return*                 1.6%        0.6%         3.0%          2.6%          2.6%        -3.5%

The worldwide "flight to quality" that drove U. S. Treasury bond yields down in 1998 gave way as global political and economic uncertainties began to resolve in early 1999. Sparked by a series of late 1998 Fed Rate cuts, interest rates remained low early in the year but gradually crept higher amid reports of increased inflation.

Both the U. S. Government Securities Series and Limited Duration U. S. Government Securities Series continued to emphasize mortgage-backed securities, such as FNMAs, FHLMCs, collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBs). We believe that these sectors continue++ to represent good value for investors as the incremental yield over Treasuries has remained high. As releases of new economic data began to signal a slight increase in inflation (and the potential for preemptive Federal Reserve Board action), we invested in shortand long-term Treasuries rather than intermediate-term Treasuries. This approach worked, as intermediates saw the largest yield increase during the second quarter of 1999. During periods of low relative prices, we will continue to take the opportunity to add to our weighting of mortgagebacked securities.

The Balanced Series utilizes a "fund of funds" format which currently divides assets approximately 55%/45% between Lord Abbett Affiliated Fund (equity) and Lord Abbett Bond-Debenture Fund (fixed income), respectively.+ Affiliated Fund benefited from the performance of some of its telecommunication, technology and financial services stocks. We increased our exposure to insurance stocks, as we expect this sector to benefit from consolidations. The overall strategy of Bond-Debenture Fund is to identify good bond values while being careful about credit selection. With a current allocation of over 65% in high-yield/lower-rated issues (including convertibles), we reduced our corporate bond holdings in basic industries such as steel, paper and chemicals as we believe there is little opportunity for these companies to raise prices on their products. We are emphasizing industries that have steady cash flows, such as telecommunications, media and cable television providers. We expect that longterm returns should be enhanced due to our selection of high-yield debt from well-managed companies. Overall, we believe high-yield bonds continue to represent particularly good value due to their significant yield advantage over Treasuries.++

Lord Abbett High Yield Fund commenced operations on December 31, 1998. The Fund invests in high-yield/lower-rated bonds with a focus on domestic debt, and has the ability to invest up to 20% in foreign securities. The investment objective of High Yield Fund is to seek high current income and the opportunity for capital appreciation to produce a high total return.

Thank you for making Lord Abbett Investment Trust a part of your investment portfolio. We remain committed to helping you achieve your financial goals in the years ahead.

*Total return, which is not annualized, is the percent change in net asset value assuming the reinvestment of all distributions.

**The inception date for High Yield Fund Class Y shares was 5/4/99.

+The portfolio is actively managed, and as a result, asset allocation may change from time to time.

++ Unlike Treasury securities, an investment in the Series is neither insured nor guaranteed by the U. S. government.

ABOUT THE U. S. GOVERNMENT SECURITIES SERIES

Total Return is Important to Fixed-Income Investors

Over the last 15 years, an investment in the Series provided relatively stable dividend income and, assuming the reinvestment of all distributions, grew by over 393%. The Series surpassed the increase in inflation (as measured by the Consumer Price Index), and the Lipper General U. S. Government Average over the same 15-year period.

Lord Abbett U. S. Government Securities Series Versus Inflation (1)(2)

Growth of $100,000: 5/31/89-5/31/99

The U. S. Government  Securities  Series  Distribution Rate on 5/31/99 was 5.84%
(3)

Lord Abbett U. S.
Government
Securities Series        $393,591

Inflation
(Consumer Price
Index)                   $160,761

Lipper General U. S.
Government
Average                  $349,235

SEC Returns

Average annual compound returns for the periods ended June 30, 1999 at the respective Class A share maximum sales charges (4) , with all distributions reinvested:

                                                          Limited Duration
                                     U. S. Government     U. S. Government
                                    Securities Series (2) Securities Series (5) Balanced Series (5) High Yield Fund (5)
-----------------------------------------------------------------------------------------------------------------------
     1 year:                            -2.40%                1.90%                4.80%              -
     5 years:                            5.57%                4.65%                -                  -
    10 years or Life of Series:          6.86%                3.44%               13.09%              -1.60%

   SEC yield for the 30 days
   ended 6/30/99:                        5.40%                4.90%                3.75%              9.03%

The results quoted herein represent past performance which is no indication of future results. The investment return and principal value of an investment in any Series of the Trust will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Each Series issues separate classes of shares, with distinct pricing options. For a full discussion of the differences in pricing alternatives, see the Trust's current prospectus.

(1) Total return is the percent change in value, assuming the reinvestment of both dividends and capital gains distributions. The Series investment reflects the deduction of the 3.75% sales charge applicable to Class A share investments of $100,000.

(2) Lord Abbett Investment Trust- U. S. Government Securities Series was established 7/15/96. Its predecessor, Lord Abbett U. S. Government Securities Fund, was established 9/19/32. Any performance relating to the Series for periods prior to 7/15/96 reflects performance of the Series' predecessor.

(3)  Based on the Class A share maximum offering price.

(4) The Class A share maximum sales charge is 5.75% for the Balanced Series, 4.75% for the U. S. Government Securities Series and High Yield Fund, and 3.00% for the Limited Duration U. S. Government Securities Series.

(5) Limited Duration U. S. Government Securities Series commenced operations 11/4/93; Balanced Series commenced operations 12/27/94; High Yield Fund commenced operations 12/31/98.


                           ABOUT THE U. S. GOVERNMENT SECURITIES SERIES

                           Annual Total Returns Based on Calendar Year (1)
                            1989      1990     1991      1992      1993     1994      1995      1996      1997     1998     1999
                                                                                                                           (6 Months
                                                                                                                            Only)

Annual Total Return (1)    +12.7%    +9.3%    +16.9%    +7.1%     +9.2%      -4.3%   +15.7%    +1.7%    +9.2%     +7.9%      -1.6%

(1) Total return reflects the percent change in value with both dividends and capital gains distributions reinvested. Results shown are at net asset value for Class A shares. For performance at the maximum Class A share sales charge, see page 1. See Important Information on page 4.

                     A Portfolio of High-Quality Securities

Conservative   shareholders   gain  the  comfort  of  owning  U.  S.  Government
securities, which have the top investment grade and carry the least credit risk among fixed-income securities.



Lord Abbett's Focus on Quality:
Representative Structure as of 5/31/99(1)

[GRAPHIC OMITTED]

GNMA                           18%(2)
FNMA                           11%(2)
CMBS                           18%(2)
FHLMC                          29%(2)
U.S. Treasury Notes and Bonds  16%(2)
Agency Debentures               8%(2)

(1) The portfolio is actively managed and, as a result, its composition will change from time to time.

(2) Each percentage amount shown is calculated based on the Fund's holdings of Long-Term Investments only. A security subject to principal paydowns over time (as is the case with most mortgage-related investments) is classified as long-term if the expected average time until principal payments are received, weighted by dollar amount, is greater than one year. All short-term assets, including cash and cash equivalents, are excluded from the calculation for purposes of this chart.

Who Owns the Series?

Investor Profile of Lord Abbett U. S. Government Securities Series
----------------------------------------------------------------------------
Fiduciaries       Trusts                                               3,244
                  Pension & profit-sharing plans                       4,686
                  Custodians for minors                                1,621
                  Estates                                                147
----------------------------------------------------------------------------
Institutions      Broker-held accounts                                32,612
                  Corporate organizations                                281
                  Religious, charitable & welfare organizations          213
                  Banks, credit unions & insurance companies             144
                  Clubs & fraternal organizations                         91
                  Cemeteries & hospitals                                  57
                  Government agencies                                     26
                  Colleges & universities                                 16
----------------------------------------------------------------------------
Individuals       Single & joint accounts & IRAs                      33,236
============================================================================
Total Accounts in the Series on 5/31/99                               76,374

ABOUT THE LIMITED DURATION U. S. GOVERNMENT SECURITIES SERIES

The Series invests in intermediate-term U. S. Government securities. As of May 31, 1999, the Series' distribution rate was competitive with the yield for 10-year Treasuries, with less price volatility than the Treasuries. (1)

Lord Abbett Limited Duration U. S. Government Securities Series (2)

The Limited Duration U. S. Government Securities Series' Distribution Rate on 5/31/99 was 5.27% (3)

Growth of $100,000 (as of 5/31/99)
[GRAPHIC OMITTED]

1 Year            $102,990
3 Years           $116,753
Life of Series    $121,854

Total return shown, above and below, reflects the percent change in value for Class A shares with both dividends and capital gains reinvested.

ABOUT THE BALANCED SERIES

The Series allocates its assets between fixed-income securities and equity holdings, based on our economic outlook. This strategy has provided investors with strong total returns, while generating monthly income.

The Balanced Series' Average Annual Rate of Total Return Since Inception: 13.06%
(3)

Lord Abbett Balanced Series (4)

Growth of $100,000 (as of 5/31/99)

[GRAPHIC OMITTED]

1 Year            $104,927
3 Years           $138,033
Life of Series    $172,246

(1) Unlike Treasury securities, an investment in the Series is neither insured nor guaranteed by the U. S. government.

(2)  The  Limited  Duration  U.  S.  Government   Securities   Series  commenced
     operations on 11/4/93. Results reflect the deduction of the reduced 2.50% sales charge applicable to Class A share investments of $100,000.

(3)  Based on the Class A share maximum offering price.

(4) The Balanced Series commenced operations on 12/27/94. Results reflect the deduction of the reduced 4.75% sales charge applicable to Class A share investments of $100,000.

     For Series' performance at the respective maximum Class A share sales charges, see page 1.

A Note About Year 2000 Matters

As you may know, there has been extensive media coverage about possible problems that may arise as a result of uncertainties about the ability of computers to "understand" dates using the year 2000. Potentially, these problems could disrupt the services and systems that the Fund relies on in its daily operations.

As a general matter, we believe the financial industry has taken a leadership role addressing year 2000 (Y2K) issues and this should help to inspire confidence among concerned investors. More specifically, Lord Abbett, Lord Abbett Distributor LLC and the Fund's transfer agent, custodian and other providers of services critical to the Fund have been actively working on reviewing and replacing or updating computer systems and computer-to-computer interfaces, as needed. Each has completed or is in the process of testing new or revised systems and interfaces and generally expects that their systems, as well as those of their key external service providers, will be ready to handle Y2K without significant problems. Furthermore, the Fund has been routinely taking each company's Y2K preparations into account when considering or reviewing investments.

In summary, while the Y2K problem is unprecedented and we cannot completely eliminate the possibility that the Fund could be affected in some way, we are confident that all parties involved are taking appropriate steps to resolve Y2K concerns.

Important Information

Each Series' respective SEC yield is calculated on its maximum offering price on 6/30/99, using a standard method which does not take into account certain portfolio strategies. Series' distribution rates differ from SEC yields primarily because each Series purchases short-and intermediate-term, high-coupon securities at a premium and distributes to shareholders all of the interest income on those securities without amortizing the premiums. This practice is consistent with applicable tax regulations and generally accepted accounting principles, but may result in a decrease in the net asset values of shares of the Series as the market values of the premium securities decrease over time. Dividends paid from this interest income are taxable to shareholders as ordinary income. Neither the U. S. Government Securities Series nor the Limited Duration
U. S. Government Securities Series is insured or guaranteed by the U. S. Government.

Results quoted herein represent past performance based on the current sales charge schedules and reflect appropriate Rule 12b-1 Plan expenses. Tax consequences are not reflected. The U. S. Government Securities Series' sales charge structure has changed from the past. If interest rates rise, the value of bonds purchased by the Series would decrease, causing a decrease in the Series' share values. If used as sales material after 9/30/99, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

                               Statement of Net Assets
                               U. S. GOVERNMENT SECURITIES SERIES May 31, 1999

                                                                                                    Principal
                                                                                                    Amount
                               Investments                                                            (000)           Value
                               -----------                                                            -----           -----

Investments in Securities 115.13%
------------------------------------------------------------------------------------------------------------------------------------
U. S. Treasury Obligations 14.49%    U. S. Treasury Bonds Zero Coupon due 8/15/2020 *                 $410,000    $111,852,920
                                     U. S. Treasury Bonds 8 3/4% due 5/15/2017 *                           136         174,547
                                     U. S. Treasury Notes Inflation Indexed 3 5/8% due 7/15/2002        30,372      31,268,855
                                     U. S. Treasury Notes 6 1/4% due 4/30/2001 *                        41,945      42,561,046
                                     U. S. Treasury Notes 6 5/8% due 5/15/2007 *                        58,642      61,638,196
                                     Total                                                                         247,495,564
                                                                                                                   ===========

U. S. Government Agency              Federal Home Loan Mortgage Corp. 5 1/2% due 5/15/2002              12,202      12,087,606
Debentures 15.17%                    Federal Home Loan Mortgage Corp. 15% due 6/14/1999                125,000     125,429,625
                                     Federal National Mortgage Association 5 1/4% due 1/15/2009 *       47,221      43,871,237
                                     Federal National Mortgage Association 5 5/8% due 5/14/2004         79,253      77,878,436
                                     Total                                                                         259,266,904
                                                                                                                   ===========

                                Statement of Net Assets
                                U. S. GOVERNMENT SECURITIES SERIES May 31, 1999

                                                                                   Principal
                                                                                    Amount
                                Investments                                            (000)          Value
                                -----------                                            -----          -----

Federal Home Loan                 5% due 6/1/1999                                $        26 $       26,012
Mortgage Corporation             6 1/2% due on an announced basis                    290,529    284,218,710
Pass-Through Securities 28.03%
                                  7% due on an announced basis                       185,364    185,740,289
                                 10 1/2% due 5/1/2020                                  8,109      8,848,767
                                Total                                                           478,833,778
                                                                                                ===========

Federal National                 5 1/2% due 11/1/2025                                  4,108      3,809,576
Mortgage Association              5.90% due 12/1/2008                                  7,503      7,257,110
Pass-Through Securities 26.36%
                                  6% due 2028                                          8,646      8,223,074
                                  6% due 12/1/2028                                     4,547      4,324,738
                                  6.045% due 4/1/2009                                  6,033      5,852,058
                                  6.08% due 10/1/2008                                 26,125     25,426,351
                                  6.09% due 7/1/2008                                   3,968      3,891,672
                                  6.29% due 6/1/2008                                   4,786      4,696,999
                                  6.31% due 6/1/2008                                   6,300      6,187,924
                                  6.32% due 6/1/2008                                   9,063      8,913,349
                                  6.46% due 2006 to 2008                              20,454     20,326,495
                                  6 1/2% due 2008 to 2014                            143,756    143,237,214
                                  6.58% due 11/1/2004                                  3,043      3,056,563
                                  6 5/8% due 10/1/2007                                 9,649      9,673,912
                                  6.67% due 11/1/2004                                  7,842      7,908,416
                                  6.68% due 10/1/2007                                  9,700      9,757,342
                                  6.69% due 9/1/2007                                   7,871      7,922,284
                                  6.715% due 10/1/2005                                 2,798      2,818,594
                                  6 3/4% due 2007                                     12,240     12,363,095
                                  6.765% due 5/1/2007                                  4,908      4,960,151
                                  6.77% due 9/1/2004                                   4,575      4,630,261
                                  6.775% due 10/1/2007                                 6,944      7,025,807
                                  6.799% due 3/1/2007                                  5,805      5,886,863
                                  6.80% due 2004 to 2007                               7,786      7,888,981
                                  6.802% due 10/1/2007                                 8,468      8,581,186
                                  6.805% due 3/1/2007                                  4,903      4,973,834
                                  6.812% due 10/1/2007                                 1,056      1,070,050
                                  6.825% due 11/1/2007                                 4,239      4,302,389
                                  6.84% due 10/1/2007                                  2,684      2,726,409
                                  6.86% due 10/1/2004                                  6,730      6,841,895
                                  6.907% due 6/1/2007                                 13,635     13,903,952
                                  6.91% due 3/1/2007                                   4,903      5,004,109
                                  6.935% due 4/1/2004                                  4,838      4,928,382
                                  7% due 2007 to 2013                                 26,010     26,411,824
                                  7.033% due 6/1/2007                                  2,329      2,390,471
                                  7.04% due 12/1/2006                                 12,539     12,861,715
                                  7.20% due 7/1/2006                                   2,281      2,357,539
                                  7.205% due 6/1/2006                                 15,108     15,631,040
                                  7.31% due 7/1/2003                                     362        372,859
                                  7.43% due 6/1/2007                                   5,415      5,687,526
                                  7 1/2% due 11/1/2023                                 6,131      6,242,595
                                  Total                                                         450,326,604
                                                                                                ===========

Government National               7% due 2023 to 2028                                 64,399     64,458,896
Mortgage Association              7 1/2% due 2025 to 2028                            135,575    138,752,207
Pass-Through Securities 17.64%
                                  8% due 2024 to 2028                                 87,069     90,569,632

                         Statement of Net Assets
                         U. S. GOVERNMENT SECURITIES SERIES May 31, 1999

                                                                                                         Principal
                                                                                                            Amount
                         Investments                                                                         (000)         Value
                         -----------                                                                         -----         -----
                           9% due 2018 to 2020                                                         $     3,803 $    4,084,301
                           10% due 2018 to 2019                                                              3,233      3,481,265
                         Total                                                                                        301,346,301
                                                                                                                      ===========

Collateralized Mortgage  Federal Home Loan Mortgage Corp. 1702-A PL      5% due 10/15/2016                   3,655      3,638,043
Obligations 13.44%       Federal National Mortgage Association 1994-19 A   5% due 1/25/2024                 15,436     15,315,223
                         Federal Home Loan Mortgage Corp. 1605 A      5 1/8% due 8/15/2006                     965        960,126
                         Federal National Mortgage Association 94-23 PT  5 1/8% due 7/25/2017                  635        630,565
                         Federal Home Loan Mortgage Corp. 1488 CA      5.20% due 5/15/2005                   1,195      1,190,639
                         Federal National Mortgage Association 94-28 A  5 1/4% due 8/25/2018                 1,999      1,987,952
                         Federal Home Loan Mortgage Corp. 1638 A    5 1/4% due 1/15/2019 4,507           4,491,462
                         Federal National Mortgage Association 96-53 FA   5.2875% due 12/25/2003            13,869     13,911,992
                         Federal Home Loan Mortgage Corp. 1488 PH      5.3375% due 4/15/2008                 1,707      1,702,592
                         Federal Home Loan Mortgage Corp. 1558 F      5.3375% due 5/15/2022                  7,137      7,192,681
                         Federal National Mortgage Association G94-1 F   5.3875% due 1/25/2024               7,658      7,423,060
                         Federal National Mortgage Association 1993-147 FG    5.4875% due 8/25/2023          4,446      4,458,810
                         Federal National Mortgage Association 1993-221 B  5 1/2% due 11/25/2006               553        551,585
                         Federal National Mortgage Association 1993-196 E  5 1/2% due 2/25/2007              3,943      3,929,763
                         Federal National Mortgage Association 93-194 PG   5.65% due 4/25/2005                 224        223,135
                         Federal National Mortgage Association 93-206   5.65% due 5/25/2017                  4,069      4,059,637
                         Federal National Mortgage Association 1993-59 E  5 3/4% due 4/25/2006               1,508      1,504,283
                         Federal National Mortgage Association 93-192 Z  5 3/4% due 8/25/2006                5,526      5,515,983
                         Federal National Mortgage Association 93-208 E  5 3/4% due 4/25/2018                6,940      6,926,653
                         Federal Home Loan Mortgage Corp. 1637 E    5 3/4% due 2/15/20194,018           4,015,749
                         Federal Home Loan Mortgage Corp. 1521 C     5.80% due 7/15/2000                       309        308,830
                         Federal National Mortgage Association 93-134 D   5.90% due 11/25/2005                 175        174,553
                         Federal Home Loan Mortgage Corp. 16 PE     6% due 8/25/2015                         4,223      4,217,395
                         Federal National Mortgage Association 93-212 C   6% due 11/25/2000                  3,107      3,103,577
                         Federal Home Loan Mortgage Corp. 1393 C     6% due 1/15/2004                          455        453,942
                         Federal Home Loan Mortgage Corp. 1561 ZB      6% due 8/15/2006                      5,148      5,154,051
                         Federal National Mortgage Association 98-13 PA   6% due 4/18/2008                  14,783     14,764,847
                         Federal National Mortgage Association 98-19 PA   6% due 6/18/2008                   8,487      8,479,514
                         Federal National Mortgage Association 98-24 QA   6% due 2/18/2009                  36,063     36,073,952
                         Federal National Mortgage Association 1993-145 A   6% due 8/25/2017                   936        928,754
                         Federal Home Loan Mortgage Corp. 1737 E     6% due 12/15/2017                      10,717     10,746,674
                         Federal National Mortgage Association 93-94 E   6% due 3/25/2019                    1,040      1,038,255
                         Federal Home Loan Mortgage Corp. 1484 G      6% due 6/15/2019                         666        665,646
                         Federal Home Loan Mortgage Corp. 2155 A     6% due 5/15/2029                       15,000     14,971,875
                         Federal Home Loan Mortgage Corp. 1540 C     6.05% due 2/15/2011                       215        215,055
                         Federal National Mortgage Association 1993-129 D   6.10% due 6/25/2005              2,275      2,272,675
                         Federal Home Loan Mortgage Corp. 1544 E    6 1/4% due 6/15/2008 383               384,171
                         Federal Home Loan Mortgage Corp. 2132 JD     6 1/2% due 3/15/2001                   1,384      1,391,837
                         Federal National Mortgage Association 1993-10 PE  6 1/2% due 10/25/2004             1,791      1,789,145
                         Federal National Mortgage Association 98-27 PA  6 1/2% due 3/18/2008               17,218     17,260,671
                         Federal National Mortgage Association 1993-187 SE    6.65159% due 11/25/2016        6,069      5,970,369
                         Federal Home Loan Mortgage Corp. 73 G IO     1095.35% due 10/15/2020                    9        237,689
                         Federal Home Loan Mortgage Corp. 1095 A PO due 6/15/2021                              872        686,711
                         Federal Home Loan Mortgage Corp. 1148 F PO due 10/15/2021                           2,301      1,842,090
                         Federal Home Loan Mortgage Corp. 1363 B PO due 8/15/2022                            2,634      2,074,432
                         Federal Home Loan Mortgage Corp. 1372 C PO due 9/15/2022                            1,643      1,302,684
                         Federal Home Loan Mortgage Corp. 1059 U IO      409% due 4/15/2021                     15        183,674


                                                                 6


                         Statement of Net Assets
                         U. S. GOVERNMENT SECURITIES SERIES May 31, 1999

                                                                                                        Principal
                                                                                                         Amount
                         Investments                                                                       (000)            Value
                         -----------                                                                       -----            -----

                         Federal Home Loan Mortgage Corp. 1020 S IO     900.95% due 12/15/2020        $        9 $         186,110
                         Federal Home Loan Mortgage Corp. 1241 X IO     982.65% due 4/15/2022                  4            96,850
                         Federal Home Loan Mortgage Corp. 1200 IB IO     1007% due 2/15/2022                   2            41,692
                         Federal Home Loan Mortgage Corp. 1082 D IO     1007.80% due 5/15/2021                34           811,288
                         Federal National Mortgage Association 1991-158 E IO   1008% due 12/25/2021            9           231,549
                         Federal Home Loan Mortgage Corp. 1180 G IO     1008.40% due 11/15/2021                5           127,127
                         Federal Home Loan Mortgage Corp. 1058 I IO    1008 1/2% due 4/15/2021                 5           141,136
                         Federal Home Loan Mortgage Corp. 1046I IO     1009% due 2/15/2021                     7           149,331
                         Federal Home Loan Mortgage Corp. 1049 N IO    1010 1/2% due 2/15/2021                23           614,266
                         Federal Home Loan Mortgage Corp. 1137 M IO 118      5.4969% due 9/15/2021             9           272,671
                         Federal Home Loan Mortgage Corp. 1066 S IO     1195.60% due 4/15/2021                23           740,416

                         Total                                                                                         229,735,437
                                                                                                                       ===========
                         Total Investments (Cost $1, 987, 756,851)                                                   1,967,004,588
                                                                                                                     =============

Other Assets, Less Liabilities (15. 13)%
----------------------------------------
Short-Term Investments              FHLB Discount Note 4.68% due 6/1/1999                                 83,437        83,437,000
                                    FNMA Discount Note 4.72% due 6/1/1999                                  7,563         7,563,000
                                    Total (Cost $91,000,000)                                                            91,000,000
                                                                                                                        ==========
Other (See Note 5)                                                                                                      66,058,128
                                                                                                                        ==========
Receivable for:                     Securities sold                                                                    260,854,580
                                    Interest                                                                            10,542,749
                                    Capital stock sold                                                                     476,681
                                    Total Other Assets                                                                 428,932,138
                                                                                                                       ===========
Payable for:                        Securities purchased                                                               602,781,421
                                    Collateral on securities loaned                                                     66,058,128
                                    Dividends                                                                            9,935,960
                                    Capital stock reacquired                                                             5,032,055
                                    Other                                                                                3,682,291
                                    Total Liabilities                                                                  687,489,855
                                                                                                                       ===========
                                    Total Other Assets, Less Liabilities                                             (258,557,717)
                                                                                                                      ============
Net Assets 100.00%                                                                                                   $1,708,446,871
                                                                                                                     ==============

                       Class A Shares- Net asset value ($1,537,365,526/606,127,691 shares outstanding)                       $2.54
                       Maximum offering price (net asset value plus sales charge of 4.75% of the offering price)             $2.67
                       Class B Shares- Net asset value ($31,451,882/12,394,405 shares outstanding)                           $2.54
                       Class C Shares- Net asset value ($139,629,463/54,960,640 shares outstanding)                          $2.54

                     + Securities (or a portion of securities) on loan. See Note 5.
                       See Notes to Financial Statements.

                                   Statement of Net Assets
                                   LIMITED DURATION U. S. GOVERNMENT SECURITIES SERIES May 31, 1999

                                                                                                          Principal
                                                                                                          Amount
                                   Investments                                                               (000)          Value
                                   -----------                                                               -----          -----
Investments in Securities 114.46%
------------------------------------------------------------------------------------------------------------------------------------
U. S. Treasury Obligations 3.42%   U. S. Treasury Notes Inflation Indexed 3 5/8% due 7/15/2002            $    133   $    136,927
                                   U. S. Treasury Notes 6 1/4% due 4/30/2001                                 1,880      1,907,612
                                   Total                                                                                2,044,539
                                                                                                                        =========
U. S. Government Agency
Debentures 4.10%                   Federal National Mortgage Association  5 5/8% due 5/14/2004                 635        623,987
                                                                                                                        =========
Federal Home Loan                    6 1/2% due on an announced basis                                        2,065      2,020,148
Mortgage Corporation                  7% due on an announced basis                                           1,193      1,195,422
Pass-Through Securities 21.11%
                                   Total                                                                                3,215,570
                                                                                                                        =========
Federal National                   6% due 12/1/2028                                                            174        165,267
Mortgage Association               6% due 12/1/2028                                                            200        189,846
Pass-Through Securities 15.37%
                                   6 1/2% due 2003 to 2013                                                     828        826,135
                                   6.67% due 11/1/2004                                                          99         99,414
                                   6.77% due 12/1/2003                                                          98         99,080
                                   6.80% due 1/1/2004                                                          294        297,291
                                   6.85% due 12/1/2003                                                          98         99,364
                                   6.86% due 10/1/2004                                                          99        100,257
                                   6.935% due 4/1/2004                                                         294        299,902
                                   7.245% due 9/1/2003                                                          34         34,695
                                   7.28% due 10/1/2003                                                          58         59,614
                                   7.31% due 7/1/2003                                                           68         70,351
                                   Total                                                                                2,341,216
                                                                                                                        =========
Government National                7% due 2028                                                                 841        842,641
Mortgage Association               8% due 2027 to 2028                                                         477        495,690
Pass-Through Securities 11.66%
                                   10% due 6/15/2019                                                            47         50,946
                                    10 1/2% due 2016 to 2020                                                   354        385,765
                                   Total                                                                                1,775,042
                                                                                                                        =========
Collateralized Mortgage            Federal National Mortgage Association 1993-248 PA 4 1/2% due 4/25/2023      171        168,748
Obligations 48.80%                 Federal Home Loan Mortgage Corp. 1702-A PL      5% due 10/15/2016            91         90,951
                                   Federal National Mortgage Association 94-23 PT  5 1/8% due 7/25/2017        167        165,793
                                   Federal National Mortgage Association 93-87 N  5 1/4% due 11/25/2016         90         90,052
                                   Federal National Mortgage Association 94-28 A  5 1/4% due 8/25/2018          59         58,469
                                   Federal Home Loan Mortgage Corp. 1638 A     5 1/4% due 1/15/2019            113        112,756
                                   Federal National Mortgage Association 96-53 FA 5.2875% due 12/25/2003        84         83,976
                                   Federal Home Loan Mortgage Corp. 1488 PH      5.3375% due 4/15/2008          59         58,710
                                   Federal Home Loan Mortgage Corp. 1558 F      5.3375% due 5/15/2022          126        126,562
                                   Federal National Mortgage Association G94-1 F   5.3875% due 1/25/2024       115        111,169
                                   Federal National Mortgage Association 1993-147 FG 5.4875% due 8/25/2023      75         75,573
                                   Federal National Mortgage Association 96-53 FA 5 1/2% due 12/25/2018         26         25,402
                                   Federal National Mortgage Association 1993-221 B  5 1/2% due 11/25/2006     138        137,896
                                   Federal Home Loan Mortgage Corp. 1604 E    5 1/2% due 3/15/2007 284     283,319
                                   Federal National Mortgage Association 93-214 E  5 1/2% due 3/25/2007         74         73,750
                                   Federal Home Loan Mortgage Corp. 1591 PE     5 1/2% due 11/15/2016          287        286,160
                                   Federal Home Loan Mortgage Corp. 1506 PE      5.65% due 7/15/2005           165        164,630
                                   Federal National Mortgage Association 93-206   5.65% due 5/25/2017          138        137,615
                                   Federal Home Loan Mortgage Corp. 1506 E      5.70% due 4/15/2005            239        238,838
                                   Federal National Mortgage Association 1993-59 E  5 3/4% due 2006            145        144,681
                                   Federal National Mortgage Association 1993-141 PE 5 3/4% due 5/25/2017      286        284,976
                                   Federal Home Loan Mortgage Corp. 1584E     5 3/4% due 10/15/2016            612        611,977


Statement of Net Assets
LIMITED DURATION U. S. GOVERNMENT SECURITIES SERIES May 31, 1999

                                                                                                        Principal
                                                                                                           Amount
                      Investments                                                                            (000)          Value
                      -----------                                                                            -----          -----
                      Federal National Mortgage Association 1993-147 E  5 3/4% due 11/25/2016             $    105  $      105,099
                      Federal National Mortgage Association 1993-167 EA  5 3/4% due 2/25/2017                  166         165,210
                      Federal National Mortgage Association 93-41 PE  5 3/4% due 4/25/2019                     131         130,960
                      Federal Home Loan Mortgage Corp. 1521 C     5.80% due 7/15/2000                           34          34,314
                      Federal National Mortgage Association 1994-13 PE   5.80% due 12/25/2006                  327         326,412
                      Federal Home Loan Mortgage Corp. 1614 G     5.80% due 2/15/2019                           70          69,787
                      Federal National Mortgage Association 1994-120 PD    5.85% due 12/25/2006                315         314,736
                      Federal National Mortgage Association 93-134 D   5.90% due 11/25/2005                     87          87,277
                      Federal National Mortgage Association G 93-22 E   5.95% due 6/25/2016                    229         228,280
                      Federal Home Loan Mortgage Corp. X-109 AG      6% due 2005                               130         129,522
                      Federal Home Loan Mortgage Corp. 16 PE     6% due 8/25/2015                              331         330,208
                      Federal National Mortgage Association 93-212 C   6% due 11/25/2000                       133         133,010
                      Federal Home Loan Mortgage Corp. 1393 C     6% due 1/15/2004                              51          50,438
                      Federal Home Loan Mortgage Corp. 1697 PR      6% due 4/15/2006                            63          63,549
                      Federal Home Loan Mortgage Corp. 1561 ZB     6% due 8/15/2006                            111         111,439
                      Federal National Mortgage Association G-93-11 C   6% due 1/25/2007                       142         141,577
                      Federal National Mortgage Association 98-13 PA   6% due 4/18/2008                        100          99,380
                      Federal National Mortgage Association 98-24 QA   6% due 2/18/2009                        136         135,925
                      Federal National Mortgage Association 1993-61 E   6% due 8/25/2016                       100         100,168
                      Federal Home Loan Mortgage Corp. 1540 C     6.05% due 2/15/2011                          100         100,026
                      Federal National Mortgage Association 93-118 E   6.10% due 12/25/2004                     96          95,487
                      Federal National Mortgage Association 1993-129 D   6.10% due 6/25/2005                   104         103,657
                      Federal Home Loan Mortgage Corp. 1995 EM     6 3/8% due 8/15/2011                        148         148,540
                      Federal Home Loan Mortgage Corp. 1404 C     6.40% due 2/15/2005                          188         187,539
                      Federal Home Loan Mortgage Corp. 43 PD       6 1/2% due 4/17/2010                        123         123,068
                      Federal National Mortgage Association 1993-10 PE  6 1/2% due 10/25/2004                  138         137,882
                      Federal Home Loan Mortgage Corp. 1533 A    6 1/2% due 4/15/2020                          149         149,315
                      Federal National Mortgage Association 1993-187 SE    6.65159% due 11/25/2016              99          97,079
                      Total                                                                                              7,431,887
                                                                                                                         =========

                      Total Investments (Cost $17, 549,763)                                                             17,432,241
                                                                                                                        ==========
Other Assets, Less Liabilities (14.46)%
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments              FNMA Discount Note 4.72% due 6/1/1999 (Cost $805,000)                      805         805,000
                                                                                                                        ==========
Cash                                                                                                                       116,302
                                                                                                                        ==========
Receivable for:        Securities sold                                                                                     957,853
                       Interest                                                                                            251,617
                       Capital stock sold                                                                                  132,676
                       Total Other Assets                                                                                2,263,448
                                                                                                                        ==========
Payable for:           Securities purchased                                                                              4,381,348
                       Other                                                                                                84,913
                       Total Liabilities                                                                                 4,466,261
                                                                                                                        ==========
                       Total Other Assets, Less Liabilities                                                              (2,202,813)
                                                                                                                        ==========
Net Assets 100.00%                                                                                                      $15,229,428
------------------
                       Class A Shares- Net asset value ($8,779,137/1,990,490 shares outstanding)                             $4.41
                       Maximum offering price (net asset value plus sales charge of 3.00% of the offering price)             $4.55
                       Class C Shares- Net asset value ($6,450,291/1,466,441 shares outstanding)                             $4.40
                       See Notes to Financial Statements.




                      Statement of Net Assets
                      BALANCED SERIES May 31, 1999

                                                                                                     Shares or
                      Investments                                                              Principal Amount          Value
                      -----------                                                              ----------------          -----
Investments in Securities 99.36%
-------------------------------------
                                   Lord Abbett Affiliated Fund, Inc.- Class Y                        2,907,135     $46,804,878
                                   Lord Abbett Bond-Debenture Fund, Inc.- Class Y                    3,827,721      35,406,416
                                   Total (Cost $80,067,688)                                                         82,211,294
                                                                                                                   ===========
Other Assets, Less Liabilities .64%
---------------------------------------
Short-term Investment              FNMA Discount Note 4.72% due 6/1/1999 (Cost $559,780)              $560,000         559,780
                                                                                                                   ===========
Cash and Receivables, Net of Liabilities                                                                               (30,676)
                                                                                                                   ===========
                                   Total Other Assets, Less Liabilities                                                529,104
                                                                                                                   ===========
Net Assets 100.00%                                                                                                 $82,740,398
                                                                                                                   ===========

                    Class A Shares- Net asset value ($61,398,320/4,960,008 shares outstanding)                          $12.38
                    Maximum offering price (net asset value plus sales charge of 5.75% of the offering price)           $13.14
                    Class B Shares- Net asset value ($10,343,816/837,114 shares outstanding)                            $12.36
                    Class C Shares- Net asset value ($10,998,262/889,550 shares outstanding)                            $12.36

                    See Notes to Financial Statements.

                    Statement of Net Assets
                    HIGH YIELD FUND May 31, 1999
                                                                                                 Principal
                                                                                                    Amount
                                   Investments                                                        (000)           Value
                                   -----------                                                        -----           -----

Investments in Securities 97. 44%
---------------------------------
High-Yield Corporate Debt 96.85%
--------------------------------
Air Transportation 2.12%           America West Airlines Inc. 10 3/4/2005                              $450   $     474,750
                                                                                                              =============
Automotive 9.38%                   Accuride Corp. 9 1/4/2008                                            485         487,425

                                   Blue Bird Body Company 10 3/4/2006                                   190         202,350
                                   Collins & Aikman Products Co. 11 1/2/2006                            500         512,500
                                   Diamond Triumph Auto 9 1/4/2008 +                                    250         246,250
                                   Dura Operating Corp. 9/2009 +                                        450         445,500
                                   LDM Technologies Inc. 10 3/4/2007                                    200         207,000
                                   Total                                                                          2,101,025
                                                                                                              =============
Broadcasting 9.88%                 Allbritton Communications Co. 9 3/4/2007                             455         470,925
                                   Chancellor Media Corp. 10 1/2/2007                                    75          82,031
                                   Fox/Liberty Networks LLC Zero coupon due 2007+                       485         390,425
                                   Grupo Televisa, S. A. 11 7/8/2006 (F)                                240         246,000
                                   Interep National Radio Sales Inc. 10/2008                            250         258,125
                                   Sinclair Broadcasting Group Inc. 10/2005                             600         618,000
                                   TV Azteca SA 10 1/2/2007                                             200         147,000
                                   Total                                                                          2,212,506
                                                                                                              =============
Building Materials 2.07%           Euramax International plc 11 1/4/2006 (F)                            200         209,000
                                   Nortek Inc. 9 1/8/2007                                               250         253,750
                                   Total                                                                            462,750
                                                                                                              =============
Cable 9.69%                        Bresnan Communications Group Zero coupon due 2009+ +                 500         332,500
                                   Century Communications 8 3/8/2007                                     55          56,375
                                   Charter Communications Holdings Zero coupon due 2011+ +              500         311,250
                                   Frontiervision LP Zero coupon due 2007+ +                            500         436,250
                                   NTL Inc. Zero coupon due 2008+ +                                     500         333,750
                                   NTL Inc. 10/2007                                                     355         370,975

                               Statement of Net Assets
                               HIGH YIELD FUND May 31, 1999

                                                                                Principal
                                                                                 Amount
                               Investments                                          (000)         Value
                               -----------                                          -----         -----
                               Telewest plc Zero coupon due 2009* + (F)             $500   $    327,500
                               Total                                                          2,168,600
                                                                                           ============
Capital Goods 1.10%            Scotsman Group Inc. 8 5/8/2007                        250        246,250
                                                                                           ============
Chemicals 3.36%                Huntsman Corp. 9 1/2/2007 +                           250        243,750
                               Lyondell Chemical Co. 9 5/82007 +                     500        508,750
                               Total                                                            752,500
                                                                                           ============
Consumer Products 2.00%        Chattem Inc. 8 7/8/2008                               290        290,000
                               Riddell Sports Inc. 10 1/2/2007                       175        158,375
                               Total                                                            448,375
                                                                                           ============
Container 1.64%                Portola Packaging Inc. 10 3/4/2005                    100        103,500
                               US Can Corp. 10 1/8/2006                              250        263,750
                               Total                                                            367,250
                                                                                           ============
Energy 2.80%                   Metro Gas, S. A. 12/2000 (F)                          100        101,750
                               Ocean Energy Inc. 9 3/4/2006                          500        525,000
                               Total                                                            626,750
                                                                                           ============
Entertainment .71%             Regal Cinemas Inc. 9 1/2/2008                         165        157,987
                                                                                           ============
Food/Beverage 2.18%            Aurora Foods Inc. 10 3/4/2005                         350        368,375
                               Purina Mills Inc. 9/2010                              150        119,250
                               Total                                                            487,625
                                                                                           ============
Healthcare 1.52%               Integrated Health Services Inc. 10 1/4/2006           150        108,750
                               Leiner Health Products Inc. 9 5/8/2007                225        231,406
                               Total                                                            340,156
                                                                                           ============
Homebuilders 1.20%             D. R. Horton Inc. 10/2006                             250        268,125
                                                                                           ============
Hotel/Gaming 4.03%            Aztar Corp. 8 7/8/2007 +                               250        240,625
                               Host Marriott Travel Plazas Inc. 9 1/2/2005           235        245,575
                               Isle of Capri Casinos Inc. 8 3/4/2009 +               250        236,250
                               Trump Atlantic City Funding Inc. 11 1/4/2006 +        200        181,000
                               Total                                                            903,450
                                                                                           ============
Media/Diversified 2.28%        Ackerly Group Inc. 9/2009                             500        510,000
                                                                                           ============
Miscellaneous 1.51%            Prime Succession Inc. 10 3/4/2004                     100         73,500
                               Republic of Argentina 11 3/8/2017 (F)                 300        265,500
                               Total                                                            339,000
                                                                                           ============
Paper 4.26%                    Crown Paper Co. 11/2005                               200        141,000
                               Packaging Corp. 9 5/8/2009 +                          500        511,250
                               Tembec Industries Inc. 8 5/8/2009                     300        302,250
                               Total                                                            954,500
                                                                                           ============
Printing and Publishing 1.26%  R. H. Donnelly Inc. 9 1/8/2008                        275        281,875
                                                                                           ============
Services 2.82%                 Iron Mountain Inc. 10 1/8/2006                        225        244,969
                               Pierce Leahy Corp. 9 1/8/2007                         197        205,865
                               Unicco Service Co. 9 7/8/2007                         185        180,375
                               Total                                                            631,209
                                                                                           ============
Specialty Retailing .79%       Amazon. Com Inc. Zero coupon due 2008*                250        176,250
                                                                                           ============
Steel 1.15%                    WCI Steel Inc. 10/2004                                250        258,750
                                                                                           ============
Technology 4.50%               BE Aerospace Inc. 9 7/8/2006 +                        250        258,750
                               Fisher Scientific International Inc. 9/2008           250        243,125


                                   Statement of Net Assets
                                   HIGH YIELD FUND May 31, 1999

                                    Principal
                                     Amount
                                   Investments                                                            (000)           Value
                                   -----------                                                            -----           -----
                                   Level 3 Communications, Inc. 10 3/8/2007                                $350   $      372,750
                                   Viasystems Inc. 9 3/4/2007                                               150          132,000
                                   Total                                                                               1,006,625
                                                                                                                  ==============
Telecommunications 21.65%          Call-Net Enterprises Inc. Zero coupon due 2008*                          200          112,000
                                   Cencall Communications Corp. 10 1/8/2004*                                220          227,700
                                   Clearnet Communications Zero coupon due 2009*                            500          266,250
                                   Esprit Telecom Group plc 10 7/8/2008 (F)                                 300          322,500
                                   GST USA Inc. Zero coupon due 2005*                                       230          185,150
                                   Intermedia Communications Inc. Zero coupon due 2007*                     250          181,875
                                   Intermedia Communications Inc. Zero coupon due 2009 +                    200          116,000
                                   Iridium LLC 14/2005                                                      150           36,000
                                   ICG Holdings Inc. Zero coupon due 2005                                   595          533,477
                                   Logix Communications Enterprises Inc. 12 1/4/2008                        250          235,625
                                   McLeod USA Inc. Zero coupon due 2007*                                    250          191,250
                                   Nextel Communications Inc. Zero Coupon Due 2008*                         500          337,500
                                   Nextlink Communications Inc. Zero coupon due 2009*                       400          222,000
                                   Nextlink Communications Inc. 10 3/4/2008 +                               300          301,500
                                   Rogers Cantel Inc. 8.3/2007 (F)                                          250          256,875
                                   RSL Communications plc 12/2008 (F)                                       300          316,500
                                   SBA Communications Corp. Zero coupon due 2008*                           250          156,250
                                   Telefonica De Argentina 9 1/8/2008 + (F)                                 100           91,000
                                   Viatel Inc. 11 1/4/2008 (F)                                              500          507,500
                                   Western Wireless Corp. 10 1/2/2006                                       230          249,550

                                   Total                                                                               4,846,502
                                                                                                                  ==============
Textile .83%                       GFSI, Inc. 9 5/8/2007 +                                                  210          185,850
                                                                                                                  ==============
Utility 1.11%                      AEI Holding Inc. 10 1/2/2005                                             250          248,750
                                                                                                                  ==============
Waste Management 1.01%             Allied Waste North America Inc. 7 7/8/2009                               240          226,800
                                                                                                                  ==============
                                   Total Investments in High-Yield Corporate Debt (Cost $22, 132,255)                 21,684,210
                                                                                                                  ==============
Convertible Debt .59%
------------------------------------------------------------------------------------------------------------------------------------
Oil .59%                           Parker Drilling Co. Conv. 5 1/2/2004 (Cost $124, 126)                    200          132,750
                                   Total Investments in Securities (Cost $22, 256,381)                                21,816,960
Other Assets, Less Liabilities 2.56%
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                      89,718
                                                                                                                  ==============
Receivable for:                    Securities sold                                                                     2,741,315
                                   Capital stock sold                                                                    481,789
                                   Interest                                                                              388,620
                                   Other                                                                                  15,564
                                   Total Other Assets                                                                  3,717,006
                                                                                                                  ==============
Payable for:                       Securities purchased                                                                3,122,133
                                   Capital stock reacquired                                                               22,365
                                   Total Liabilities                                                                   3,144,498
                                                                                                                  ==============
                                   Total Other Assets, Less Liabilities                                                  572,508
                                                                                                                  ==============
Net Assets 100.00%                                                                                                   $22,389,468
                                                                                                                  ==============


                      Statement of Net Assets
                      HIGH YIELD FUND May 31, 1999


       Class A Shares- Net asset value ($ 11,552,701/ 1,154,795 shares outstanding)                                    $10.00

       Maximum offering price (net asset value plus sales charge of 4.75% of the offering price)                       $10.50

       Class B Shares- Net asset value ($ 5,733,790/ 574,594 shares outstanding)                                       $9.98

       Class C Shares- Net asset value ($ 5,102,004/ 510,894 shares outstanding)                                       $9.99

       Class Y Shares- Net asset value ($ 973/ 97. 278 shares outstanding)                                             $10.00

    * Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined coupon rate.

    +  Restricted security under Rule 144A.

  (F)  Foreign security. See Notes to Financial Statements.

                      Statements of Operations

                                                                                                                          12/31/98*
                                                                                                                            through
                                                                                       Six Months Ended May 31, 1999        5/31/99
                                                                          ---------------------------------------------  -----------
                                                                                       Limited Duration
                                                                     U. S. Government  U. S. Government     Balanced     High Yield
Investment Income                                                    Securities Series Securities Series      Series        Fund
-----------------                                                    --------------------------------------------------  -----------

Income         Dividends                                             $           -        $        -      $1,633,708  $        -
               Interest                                                   53,495,323           429,294         2,780      498,704
               Total income                                               53,495,323           429,294     1,636,488      498,704
                                                                    --------------------------------------------------  -----------
Expenses       Management fee                                              4,598,042            33,869       265,821       33,950
               Management fee waived                                             -            (33,869)      (265,821)     (33,950)
               12b-1 distribution plan- Class A                            2,377,275               -          29,554        9,096
               12b-1 distribution plan- Class B                              155,397               -          39,156       13,169
               12b-1 distribution plan- Class C                              711,985            26,728        45,845       11,594
               Shareholder servicing                                       1,259,113             9,870        62,907        3,220
               Reports to shareholders                                       175,349             1,807         7,040          403
               Professional                                                  104,297             9,205        14,644        4,503
               Trustees' fees                                                 43,371               170           856          104
               Registration                                                   39,395            14,625        22,770       12,210
               Organization                                                      -                 -           3,807           -
               Other                                                          82,652             2,213         1,971          472
               Total expenses before reductions and reimbursements         9,546,876            64,618       228,550       54,771
                                                                    --------------------------------------------------  -----------
               Expenses assumed by Lord Abbett                                   -            (14,625)            -       (20,912)
               Expenses assumed by other Underlying Funds                        -                 -        (112,742)          -
               Expense reductions                                          (197,799)             (283)        (1,253)          -
                                                                    --------------------------------------------------  -----------
               Net expenses                                                9,349,077            49,710       114,555       33,859

               Net investment income                                      44,146,246           379,584     1,521,933      464,845
                                                                    --------------------------------------------------  -----------

Realized and Unrealized Gain (Loss) on Investments
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from investment transactions                      (783,274)             (898)        11,816       79,880
                                                                           --------              ----         ------       ------
Net change in unrealized appreciation of investments                    (61,664,923)         (212,386)     3,721,163     (439,421)
                                                                        -----------          --------      ---------     --------
Net realized and unrealized gain (loss) on investments                  (62,448,197)         (213,284)     3,732,979     (359,541)
                                                                        -----------          --------      ---------     --------

Net Increase (Decrease) in Net Assets Resulting from Operations        $(18,301,951)       $   166,300    $5,254,912  $   105,304
                                                                       ============        ===========    ==========  ===========

              *Commencement of operations.
                See Notes to Financial Statements.

Statements of Changes in Net Assets



                                                                          12/31/98*
                                                                           through
                                        Six Months Ended May 31, 1999      5/31/99                    Year Ended November 30, 1998
                                       ------------------------------      ----------   --------------------------------------------
                                                 Limited                                                 Limited
                                  U. S.          Duration                                 U. S.          Duration
                                 Government      Government                   High       Government      Government
Increase (Decrease)              Securities      Securities    Balanced       Yield      Securities      Securities      Balanced
in Net Assets                     Series          Series        Series        Fund        Series          Series          Series
-------------                     ------          ------        ------        ----        ------          ------          ------
Operations
  Net investment income          $  44,146,246     $379,584  $ 1,521,933      $464,845    $ 128,422,834     $ 523,900   $1,369,504

  Capital gain received
  from Underlying Funds                   --           --           --            --               --            --       2,155,289

  Net realized gain (loss)
  from investment transactions        (783,274)        (898)      11,816        79,880       42,447,914        39,648     3,090,748

  Net change in unrealized
  appreciation of investments      (61,664,923)    (212,386)   3,721,163      (439,421)       4,102,771        60,289    (3,714,929)

  Net increase (decrease)
  in net assets resulting
  from operations                  (18,301,951)     166,300    5,254,912       105,304      174,973,519       623,837     2,900,612
-------------------------------------------------------------------------  -----------   -------------------------------------------
Dividends to shareholders
from net investment income:

  Class A                          (50,416,169)    (212,068)  (1,176,424)     (244,671)    (121,519,231)     (292,470)   (1,149,118)

  Class B                             (852,444)        --       (136,991)     (112,165)      (1,432,091)         --         (35,604)

  Class C                           (4,110,865)    (117,091)    (161,450)     (102,793)      (9,773,665)     (192,017)     (156,346)

  Class Y                                 --           --           --              (8)            --            --            --

  Total                            (55,379,478)    (329,159)  (1,474,865)     (459,637)    (132,724,987)     (484,487)   (1,341,068)
-------------------------------------------------------------------------  -----------   -------------------------------------------
Distributions  to  shareholders
from net realized gain from  i
nvestment transactions:

  Class A                                 --           --     (4,050,955)         --               --            --        (482,408)


  Class B                                 --           --       (489,279)         --               --            --            --


  Class C                                 --           --       (712,936)         --               --            --         (88,565)


  Total                                   --           --     (5,253,170)         --               --            --        (570,973)
-------------------------------------------------------------------------  -----------   -------------------------------------------
  Total dividends and
  distributions                    (55,379,478)    (329,159)  (6,728,035)     (459,637)    (132,724,987)     (484,487)   (1,912,041)
-------------------------------------------------------------------------  -----------   -------------------------------------------
Capital share transactions:

  Net proceeds from sales
  of shares                         92,325,214    8,132,849   25,634,515    24,423,834      122,718,704     9,901,812    40,507,038

  Net asset value of shares
  issued in reinvestments of
  dividends and distributions       32,444,646      214,313    6,509,163       347,559       68,148,560       324,512     1,728,386

  Total                            124,769,860    8,347,162   32,143,678    24,771,393      190,867,264    10,226,324    42,235,424
-------------------------------------------------------------------------  -----------   -------------------------------------------
  Cost of shares reacquired       (245,045,814)  (3,954,680)  (5,604,861)   (2,027,592)    (617,123,489)   (9,642,090)   (5,889,716)
-------------------------------------------------------------------------  -----------   -------------------------------------------
  Increase (decrease) in net
  assets derived from capital
  share transactions              (120,275,954)   4,392,482   26,538,817    22,743,801     (426,256,225)      584,234    36,345,708

Increase (decrease) in
net assets                        (193,957,383)   4,229,623   25,065,694    22,389,468     (384,007,693)      723,584    37,334,279
-------------------------------------------------------------------------  -----------   -------------------------------------------
Net Assets
       Beginning of period       1,902,404,254   10,999,805   57,674,704          --      2,286,411,947    10,276,221    20,340,425
-------------------------------------------------------------------------  -----------   -------------------------------------------
       End of period +         $ 1,708,446,871  $15,229,428  $82,740,398   $22,389,468   $1,902,404,254   $10,999,805   $57,674,704
========================================================================= ============   ===========================================


     * Commencement of operations.

     + Including undistributed (overdistributed) net investment income of $(13,625,152), $102,345, $87,123 and $5,208, respectively, as of May 31,
       1999 and $(2,391,920), $51,920 and $40,055,  respectively, as of November
       30, 1998.

       See Notes to Financial Statements.


      Financial Highlights
      U. S. GOVERNMENT SECURITIES SERIES

                                                                                                         Class A Shares
                                                                                                         --------------
                                    Six Months Ended
                                             May 31,                                            Year Ended November 30,

Per Share Operating Performance:                1999        1998          1997          1996         1995          1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $2.64       $2.59         $2.63         $2.73        $2.59         $3.00
------------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations
  Net investment income                          .06 (d)     .17 (d)       .20 (d)       .215         .235          .247
  Net realized and unrealized gain
    (loss) on investments                       (.08)        .05          (.03)         (.105)        .136         (.3685)
  Total from investment operations              (.02)        .22           .17           .11          .371         (.1215)
  ----------------------------------------------------------------------------------------------------------------------------------
  Distributions
  Dividends from net investment income          (.08)       (.17)         (.21)         (.210)       (.231)        (.246)
  Distribution from net realized gain             -           -             -             -            -           (.0425)
  Total distributions                           (.08)       (.17)         (.21)         (.210)       (.231)        (.2885)
  ----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $2.54       $2.64         $2.59         $2.63        $2.73         $2.59
------------------------------------------------------------------------------------------------------------------------------------
Total Return (b)                               (0.74)% (c)  8.86%         6.67%         4.41%       14.89%        (4.24)%
====================================================================================================================================
  Ratios to Average Net Assets:
  Expenses                                      0.49%(c)(e) 0.96% (e)     0.92% (e)     0.88%        0.90%         0.90%
  Net investment income                         2.46%(c)    6.36%         7.82%         8.12%        8.85%         8.92%
  ==================================================================================================================================


                                                                     Class B Shares                                 Class C Shares
                                                                     --------------                                 --------------
                                   Six Months                    Year                Six Months                 Year
                                        Ended                   Ended                     Ended                Ended
                                      May 31,            November 30,     8/1/96(a)    May 31,          November 30,    7/15/96(a)
Per Share Operating Performance:         1999         1998       1997  to 11/30/96        1999        1998      1997  to 11/30/96
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $2.64        $2.58      $2.63        $2.57       $2.65       $2.59     $2.63      $2.55
------------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations
  Net investment income                   .05(d)       .14(d)     .18(d)       .063        .06(d)      .15 (d)   .18(d)     .066
  Net realized and unrealized gain
     (loss) on investments               (.08)         .07       (.04)         .060       (.10)        .06      (.03)       .085
  Total from investment operations       (.03)         .21        .14          .123       (.04)        .21       .15        .151
  ==================================================================================================================================
  Distributions
  Dividends from net investment income   (.07)        (.15)      (.19)        (.063)      (.07)       (.15)     (.19)      (.071)
  ----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $2.54        $2.64      $2.58        $2.63       $2.54       $2.65     $2.59      $2.63
------------------------------------------------------------------------------------------------------------------------------------
Total Return (b)                        (1.10)%(c)    8.49%      5.47%        5.45% (c)  (1.47)%(c)   8.47%     5.86%      6.49%(c)
====================================================================================================================================
  Ratios to Average Net Assets:
  Expenses                               0.84% (c)(e) 1.66% (e)  1.64% (e)    0.48% (c)   0.81% (c)(e) 1.62% (e) 1.55% (e)  0.60%(c)
  Net investment income                  2.10% (c)    5.36%      6.77%        2.21% (c)   2.13% (c)    5.69%     7.25%      2.60%(c)
  ==================================================================================================================================


                                            Six Months
                                               May 31,                                                   Year Ended November 30,
Supplemental Data for All Classes:                1999          1998           1997           1996           1995           1994
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000)        $1,708,447    $1,902,404     $2,286,412     $2,907,291     $3,272,865     $3,232,012
     Portfolio turnover rate                   160.21%       399.64%        712.82%        820.59%        544.31%        790.57%
====================================================================================================================================

  (a)Commencement of offering respective class shares.
  (b)Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
  (c)Not annualized.
  (d)Calculated  using average shares  outstanding  during the period.
  (e)The ratio includes expenses paid through an expense offset arrangement.
     See Notes to Financial Statements.



Financial Highlights
LIMITED DURATION SERIES

                                                                                                                      Class A Shares
                                         Six Months                   Year         One
                                              Ended                  Ended       Month
                                            May 31,           November 30,       Ended                   Year Ended       11/4/93(a)
Per Share Operating Performance:               1999     1998          1997    11/30/96     10/31/96        10/31/95      to 10/31/94
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $4.46    $4.40         $4.42       $4.39        $4.53           $4.44           $4.85

      Income from investment operations

      Net investment income                   .13(e)    .26(e)         .25(e)    .0174        .1912           .2316           .2650

      Net realized and unrealized gain (loss)  (.06)    .04           (.02)      .0333       (.0751)          .1017          (.4123)
      on investments

      Total from investment operations          .07     .30            .23       .0507        .1161           .3333          (.1473)
                                             =======   =======        =====       =======      =====           =====      ==========
      Distributions

      Dividends from net investment income     (.12)   (.24)          (.25)     (.0207)      (.2561)          (.2433)        (.2627)

Net asset value, end of period                $4.41   $4.46          $4.40       $4.42        $4.39            $4.53          $4.44

Total Return(b)                              1.59%(c)  7.06%(c)       5.46%       1.15%(c)     2.67%           8.16%      (3.09)%(c)
                                             =======   =======        =====       =======      =====           =====      ==========

      Ratios to Average Net Assets:

      Expenses, including waiver and      0.18%(c)(f)  0.47%(f)      0.51%(f)     0.11%(c)     1.81%           1.40%        0.89%(c)
      reimbursement

      Expenses, excluding waiver and      0.54%(c)(f)  1.38%(f)      1.40%(f)     0.13%(c)     2.73%           1.71%        0.89%(c)
      reimbursement

      Net investment income                  2.99%(c)  5.86%         5.81%        0.41%(c)     4.58%           5.62%        5.61%(c)


                                                                                                                      Class C Shares
                                                     Six Months Ended                      Year Ended     One Month
                                                              May 31,                    November 30,          Ended      7/15/96(d)
Per Share Operating Performance:                              1999           1998                1997       11/30/96     to 10/31/96
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $4.47          $4.40               $4.42          $4.39           $4.34

      Income from investment operations

      Net investment income                                    .11(e)       .22(e)              .21(e)         .0138          .0667

      Net realized and unrealized gain (loss) on investmen   (.08)          .05                (.02)           .0342          .0515

      Total from investment operations                        .03           .27                 .19            .0480          .1182
                                                            =======        =====                 =====          =======     ========
      Distributions

      Dividends from net investment income                   (.10)         (.20)               (.21)         (.0180)         (.0682)

Net asset value, end of period                               $4.40         $4.47                $4.40          $4.42           $4.39

Total Return(b)                                             0.63%(c)       6.23%                 4.45%          1.09%(c)    2.98%(c)
                                                            =======        =====                 =====          =======     ========

      Ratios to Average Net Assets:

      Expenses, including waiver and reimbursement          0.64%(c)(f)    1.35%(f)             1.44%(f)       0.19%(c)     0.69%(c)

      Expenses, excluding waiver and reimbursement          1.00%(c)(f)    2.26%(f)             2.32%(f)       0.21%(c)     0.77%(c)

      Net investment income                                 2.53%(c)       4.94%                4.84%          0.33%(c)     1.26%(c)


                                     Six Months Ended             Year Ended           One
                                              May 31,           November 30,   Month Ended    Year Ended    Year Ended    11/4/93(a)
Supplemental Data for All Classes:               1999     1998          1997      11/30/96      10/31/96      10/31/95   to 10/31/94
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period(000)          $15,229  $11,000       $10,276       $12,696       $12,735        $8,922       $10,256

      Portfolio turnover rate                  141.12%  266.46%       343.53%       175.98%       340.62%       222.00%      895.63%


(a)  Commencement of operations.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c)  Not annualized.

(d)  Commencement of offering respective class shares.

(e)  Calculated using average shares outstanding during the period.

(f) The ratio includes expenses paid through an expense offset arrangement. See Notes to Financial Statements.

Financial Highlights
BALANCED SERIES

                                                                                                                    Class A Shares

                                            Six Months Ended               Year Ended   One Month
                                                      May 31,            November 30,       Ended    Year Ended        12/27/94(a)
Per Share Operating Performance:                        1999         1998        1997    11/30/96      10/31/96       to 10/31/95
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $12.87       $12.80      $11.81      $11.30        $10.71        $   9.52

      Income from investment operations

      Net investment income                              .27(e)      .54(e)      .47(e)     .0312         .472             .365

      Net realized and unrealized gain on investments    .66         .40        1.15        .5208         .732            1.185

      Total from investment operations                   .93         .94        1.62        .552         1.204            1.55
                                                        =======     =====       ======       =====        ======          =========
      Distributions
      Dividends from net investment income              (.28)       (.52)       (.46)     (.0420)        (.462)           (.36)

      Distributions from net realized gain             (1.14)       (.35)       (.17)        -           (.152)            -

      Total distributions                              (1.42)       (.87)       (.63)     (.0420)        (.614)           (.36)
                                                        =======     =====       ======       =====        ======          =========
Net asset value, end of period                        $12.38       $12.87      $12.80      $11.81        $11.30           $10.71

Total Return (b)                                        8.00%(c)    7.69%       14.24%       4.89%(c)     11.55%          16.32%(c)
                                                        =======     =====       ======       =====        ======          =========
      Ratios to Average Net Assets:

      Expenses, including waiver and reimbursement       0.06%(c)(f) 0.27%(f)   1.10%(f)     0.07%(c)      0.93%           0.37%(c)

      Expenses, excluding waiver and reimbursement
      from Lord Abbett                                   0.44%(c(f) 0.92%(f)    1.53%(f)     0.11%(c)      1.59%           1.26%(c)

      Net investment income                             2.26%(c)    4.28%       3.89%        0.26%(c)      4.18%           4.39%(c)



                                                       Class B Shares                                                 Class C Shares
                                               Six Months                 Six Months Ended      Year Ended   One Month
                                             Ended May 31,      5/1/98(d)      May 31,         November 30,      Ended    7/15/96(d)
Per Share Operating Performance:                     1999    to 11/30/98        1999       1998       1997     11/30/96  to 10/31/96
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $12.86         $13.14      $12.85     $12.78     $11.79       $11.29       $10.73

      Income from investment operations

      Net investment income                         .22(e)        .25(e)      .22(e)     .41(e)     .35(e)       .0067         .0349

      Net realized and unrealized gain (loss)
      on investments                                  .63          (.28)      .64        .40         1.15        .5298         .6346

      Total from investment operations                .85          (.03)      .86        .81         1.50        .5365         .6695
                                                    =======     =========   =======      =====      ======      ========    ========
      Distributions
      Dividends from net investment income          (.21)         (.25)      (.21)      (.39)        (.34)      (.0365)      (.0730)

      Distributions from net realized gain          (1.14)           -      (1.14)      (.35)        (.17)         -         (.0365)

      Total distributions                           (1.35)        (.25)     (1.35)      (.74)        (.51)      (.0365)      (.1095)
                                                    =======     =========   =======      =====      ======      ========    ========
Net asset value, end of period                     $12.36         $12.86      $12.36     $12.85     $12.78      $11.79        $11.29

Total Return (b)                                    7.39%(c)    (0.16)%(c)  7.47%(c)     6.62%      13.14%      4.76%(c)    7.78%(c)
                                                    =======     =========   =======      =====      ======      ========    ========
      Ratios to Average Net Assets:

      Expenses, including waiver and reimbursement 0.50%(c)(f)  0.61%(c)(f)  0.50%(c)(f) 1.26%(f)   2.08%(f)    0.16%(c)    0.62%(c)

      Expenses, excluding waiver and reimbursement
      from Lord Abbett                             0.88%(c)(f)  1.26%(c)(f)  0.88%(c)(f) 1.91%(f)   2.51%(f)    0.20%(c)    0.77%(c)

      Net investment income                        1.81%(c)     1.98%(c)     1.82%(c)    3.24%      2.88%       0.17%(c)    0.70%(c)

                                       Six Months Ended                    Year Ended           One
                                                May 31,                 November 30,    Month Ended     Year Ended      12/27/94(a)
------------------------------------------------------------------------------------------------------------------------------------
Supplemental Data for All Classes:                  1999         1998            1997       11/30/96      10/31/96      to 10/31/95

      Net assets, end of period (000)            $82,740      $57,675         $20,340        $11,406      $10,988            $5,713

      Portfolio turnover rate                       0.43%     131.36%          216.07%         10.05%      187.78%         131.80%


  (a)Commencement of operations.

  (b)Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (c)Not annualized.

  (d)Commencement of offering respective class shares.

  (e)Calculated using average shares outstanding during the period.

  (f)The ratio includes expenses paid through an expense offset arrangement. See Notes to Financial Statements.

  Financial Highlights
  HIGH YIELD FUND


                                                      Class A Shares     Class B Shares      Class C Shares       Class Y Shares
                                                      --------------     --------------      --------------       --------------

                                                        12/31/98 (a)       12/31/98 (a)        12/31/98 (a)           5/4/99 (d)
Per Share Operating Performance:                          to 5/31/99         to 5/31/99          to 5/31/99           to 5/31/99
-----------------------------------------------------------------------  ------------------  -------------------  ------------------
Net asset value, beginning of period                          $10.08             $10.08              $10.08               $10.36
-----------------------------------------------------------------------  ------------------  -------------------  ------------------
      Income from investment operations

      Net investment income (e)                                  .43                .40                 .40                  .06

      Net realized and unrealized loss on investments           (.12)              (.14)               (.13)                (.42)

      Total from investment operations                           .31                .26                 .27                 (.36)
      -----------------------------------------------------------------  ------------------  -------------------  ------------------
      Distributions

      Dividends from net investment income                      (.39)              (.36)               (.36)                  -
      -----------------------------------------------------------------  ------------------  -------------------  ------------------
Net asset value, end of period                                $10.00              $9.98             $  9.99               $10.00
------------------------------------------------------------------------------------------------------------------------------------
Total Return (b) (c)                                            3.04%              2.58%               2.58%               (3.47)%
====================================================================================================================================
      Ratios to Average Net Assets (c) :

      Expenses, including waiver and reimbursement              0.15%(c)           0.46% (c)           0.46%(c)             0.00%(c)

      Expenses, excluding waiver and reimbursement              0.63%(c)           0.94% (c)           0.94%(c)             0.07%

      Net investment income                                     4.25%              3.92%               3.98%                 .56%(c)
      ------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        12/31/98(a)
Supplemental Data for All Classes:                                                                                       to 5/31/99
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period (000)                                                                                       $22,389

      Portfolio turnover rate                                                                                                 94.92%
      ------------------------------------------------------------------------------------------------------------------------------

  (a)Commencement of operations.

  (b)Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

  (c)Not annualized.

  (d)Commencement  of  offering   respective   class  shares.

  (e)Calculated using average shares outstanding during the period. See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Investment Trust (the "Trust") is an open-end management investment company organized as a Delaware business trust on August 16, 1993. The Trust consists of six separate portfolios. This report covers four of the portfolios (" Series") -Lord Abbett U. S. Government Securities Series (" U. S. Government Series"), Lord Abbett Limited Duration U. S. Government Securities Series (" Limited Duration Series"), Lord Abbett Balanced Series (" Balanced Series") and Lord Abbett High Yield Fund (" High Yield Fund"). Effective March 31, 1998, the Balanced Series structure was changed from investing directly in portfolio securities to investing in other funds managed by Lord Abbett (" Underlying Funds"). Effective December 1, 1998, the High Yield Fund was added and the Trust received a capital contribution of $1,000,000 and issued 100,000 shares to Lord, Abbett & Co. (" Lord Abbett"). Each Series is diversified as defined under the Investment Company Act of 1940. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Trust:

(a) Securities are valued as follows: Portfolio securities listed or admitted to trading privileges on any securities exchange are valued at the last sales price on the exchange on which such securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the latest price on the basis of current quotations from dealers (as in the case of bonds), from valuations furnished by an independent pricing service or, in their absence, fair value as determined under procedures approved by the Board of Trustees. Securities traded only in the over-the-counter market are valued at the mean between the bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Shortterm securities maturing in 60 days or less are valued at amortized cost which approximates market value.

(b) It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income. Therefore, no federal income tax provision is required.

(c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recorded on the accrual basis. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Discounts on strips are accrued to maturity using the constant yield method. The Trust has elected not to amortize premiums on U. S. Government bonds, which is consistent with the treatment for federal income tax purposes.

(d) The organization expenses of Balanced Series are amortized evenly over a period of five years from its respective commencement date of operations.

2. Management Fee and Other Transactions with Affiliates

The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Trust with investment management, research, statistical and advisory services and pays officers' remuneration and certain other expenses of the Trust. The management fee is based on average daily net assets for each month at the annual rate of 0.50% for U. S. Government Series and Limited Duration Series, 0.75% for Balanced Series and 0.60% for High Yield Fund. The management fee for U. S. Government Series is reduced to 0.45% for average daily net assets in excess of $3 billion. Lord Abbett waived its management fee for Limited Duration Series, Balanced Series and High Yield Fund during the six months ended May 31, 1999.

Each Series of the Trust has Rule 12b-1 plans and agreements with respect to one or more classes of shares as described below (the "Class A, Class B and Class C Plans") with Lord Abbett Distributor LLC (" Distributor"), an affiliate of Lord Abbett. Each Series makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, the Series pay Distributor (1) an annual service fee of (a) 0.15% of the average daily net asset value of shares sold prior to September 1, 1985 and 0.25% of the average daily net asset value of shares sold on or after that date for U. S. Government Series and (b) 0.25% of the average daily net asset value of Class A shares of Limited Duration Series, Balanced Series and High Yield Fund, (2) a one-time distribution fee of up to 1% on certain qualifying purchases and (3) an annual distribution fee of 0.10% of the average daily net asset value of Class A shares. The Class A Plan of Limited Duration Series will not become operative until the first day of the calendar quarter subsequent to the Series' net assets reaching $100 million. Pursuant to the Class B Plan of U. S. Government Series, Balanced Series and High Yield Fund and the Class C Plan of High Yield Fund, each Series pays Distributor an annual service and distribution fee of 0.25% and 0.75%, respectively, of the average daily net asset value of the shares outstanding for the class. Pursuant to the Class C Plan of U. S. Government, Limited Duration and Balanced Series, each Series pays Distributor (1) a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and
(2) at each quarter-end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding. Class Y does not have a Rule 12b-1 Plan.

The Balanced Series has entered into a Servicing Arrangement with each Underlying Fund pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fee, distribution and service fees) of the Balanced Series in proportion to the average daily value of shares owned by the Balanced Series to the extent each Underlying Fund benefits.

Distributor received the following commissions on sales of shares of the Trust after concessions were paid to authorized dealers:

                                      Distributor           Dealers'
Series                                Commissions        Concessions
--------------------------------------------------------------------------------
U. S. Government Series- Class A          $58,103          $403,975
--------------------------------------------------------------------------------
Limited Duration Series- Class A         $  6,496         $  46,582
--------------------------------------------------------------------------------
Balanced Series- Class A                  $64,847          $410,892
--------------------------------------------------------------------------------
High Yield Fund- Class A                  $31,594          $235,669
--------------------------------------------------------------------------------

3. Distributions

Dividends from net investment income are declared daily and paid monthly with respect to U. S. Government Series and Limited Duration Series and declared quarterly and paid monthly with respect to Balanced Series and High Yield Fund. Taxable net realized gains from investment transactions

Notes to Financial Statements

in excess of any capital loss carryforward are distributed to shareholders annually. At May 31, 1999, accumulated net realized gain (loss) for financial reporting purposes aggregated $(573,403,249), $(1,691,159), $(7,710) and $79,880
for U. S. Government Series, Limited Duration Series, Balanced Series, and High Yield Fund, respectively. The capital loss carryforwards for U. S. Government Series and Limited Duration Series (which are substantially the same as the accumulated net realized loss) expire in 2001, 2002, 2003, 2004 and 2005.

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gain amounts in accordance with generally accepted accounting principles.

Dividends declared on June 23, 1999 and payable on July 14, 1999 to shareholders of record as of July 6, 1999 were as follows:

                                             Rate         Aggregate
Dividends                               Per Share            Amount
--------------------------------------------------------------------------------
Balanced Series- Class A                  $. 0430          $223,605
--------------------------------------------------------------------------------
Balanced Series- Class B                  $. 0365         $  32,194
--------------------------------------------------------------------------------
Balanced Series- Class C                  $. 0365         $  35,658
--------------------------------------------------------------------------------
High Yield Fund- Class A                  $  .077         $  99,778
--------------------------------------------------------------------------------
High Yield Fund- Class B                  $  .072         $  47,133
--------------------------------------------------------------------------------
High Yield Fund- Class C                  $  .072         $  39,260
--------------------------------------------------------------------------------
High Yield Fund- Class Y                  $  .080         $       9
--------------------------------------------------------------------------------

4. Capital

Transactions in shares of beneficial interest (both shares and dollar amounts) were as follows:


                                                                                                                  December 31, 1998*
                                                                             Six Months Ended May 31, 1999           to May 31, 1999
                                                                             -----------------------------           ---------------

                                U. S. Government Series      Limited Duration Series     Balanced Series          High Yield Fund
Class A                         Shares        Amount          Shares         Amount    Shares       Amount      Shares       Amount
---------------------------------------------------------  --------------------------  ---------------------  ----------------------
Sales of shares             29,771,335  $ 77,347,324       1,312,872     $5,840,407 1,392,244  $16,946,924   1,259,229  $12,796,482
Shares issued to
  shareholders in
  reinvestment of
  dividends and
  distributions             11,359,201    29,598,171          31,435        139,490   433,222     5,084,893     21,138      214,621
Total                       41,130,536   106,945,495       1,344,307      5,979,897 1,825,466    22,031,817  1,280,367   13,011,103
---------------------------------------------------------  --------------------------  ---------------------  ----------------------
Shares reacquired          (83,152,054) (215,594,265)       (632,554)    (2,808,320) (337,301)   (4,098,425)  (125,572)  (1,270,468)
Increase (decrease)        (42,021,518)$(108,648,770)        711,753     $3,171,577)1,488,165   $17,933,392) 1,154,795  $11,740,635
---------------------------------------------------------  --------------------------  ---------------------  ----------------------

                                                                                                        Year Ended November 30, 1998
                                                                                                        ----------------------------

                                                       U. S. Government Series     Limited Duration Series           Balanced Series
Class A                                                 Shares          Amount       Shares       Amount         Shares       Amount
------------------------------------------------------------------------------------------------------------  ----------------------
Sales of shares                                      31,799,161$   83,299,155     1,524,406  $  6,744,941     2,402,438  $30,136,303
Shares issued to shareholders in
reinvestment of dividends and distributions          23,996,526    62,543,335        47,643       210,812       117,883   1,467,499
Total                                                55,795,687   145,842,490     1,572,049     6,955,753     2,520,321  31,603,802
------------------------------------------------------------------------------------------------------------  ----------------------
Shares reacquired                                  (212,324,614) (553,290,364)   (1,392,054)   (6,158,851)     (388,736) (4,812,834)
Increase (decrease)                                (156,528,927)$(407,447,874)      179,995  $    796,902)    2,131,585 $26,790,968
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 December 31, 1998*
                                                                             Six Months Ended May 31, 1999           to May 31, 1999
                                                                             -----------------------------           ---------------

                                                       U. S. Government Series           Balanced Series             High Yield Fund
Class B                                                  Shares         Amount        Shares       Amount        Shares       Amount
------------------------------------------------------------------------------------------------------------  ----------------------
Sales of shares                                        3,393,082  $   8,845,517      430,456    $5,212,689      639,637  $6,484,625
Shares issued to shareholders in
reinvestment of dividends and distributions              184,775        480,886       49,875       585,156        7,188      73,029
Total                                                  3,577,857      9,326,403      480,331     5,797,845      646,825   6,557,654
------------------------------------------------------------------------------------------------------------  ----------------------
Shares reacquired                                     (2,283,715)    (5,875,665)     (40,084)     (495,517)     (72,231)   (736,360)
Increase                                               1,294,142   $  3,450,738)     440,247    $5,302,328)     574,594  $5,821,294
------------------------------------------------------------------------------------------------------------------------------------

                                                                                            Year Ended                May 1, 1998**
                                                                                     November 30, 1998          to November 30, 1998
                                                                                     -----------------          --------------------

                                                                                 U. S. Government Series            Balanced Series
Class B                                                                           Shares       Amount          Shares       Amount
------------------------------------------------------------------------------------------------------------  ----------------------
Sales of shares                                                                  7,509,963 $  19,690,555       410,635   $5,100,065
Shares issued to shareholders in
reinvestment of dividends                                                          188,901       492,870         2,589       31,378
Total                                                                            7,698,864    20,183,425       413,224    5,131,443
------------------------------------------------------------------------------------------------------------  ----------------------
Shares reacquired                                                               (2,095,473)   (5,468,912)      (16,357)    (192,344)
Increase                                                                         5,603,391   $14,714,513)      396,867   $4,939,099
------------------------------------------------------------------------------------------------------------  ----------------------




Notes to Financial Statements
                                                                                                                 December 31, 1998*
                                                                              Six Months Ended May 31, 1999         to May 31, 1999
                                                                              -----------------------------         ---------------

                         U. S. Government Series       Limited Duration Series           Balanced Series            High Yield Fund
Class C                     Shares        Amount         Shares         Amount        Shares      Amount          Shares     Amount
-----------------------------------------------------  ---------------------------  --------------------------  --------------------
Sales of shares          2,352,186   $  6,132,373       523,302   $  2,292,442       286,609  $3,474,902         507,043 $5,141,727
Shares issued to
  shareholders in
  reinvestment of
  dividends and
  distributions            907,763      2,365,589        16,894         74,823        71,631      839,114         5,899      59,901
Total                    3,259,949      8,497,962       540,196      2,367,265       358,240    4,314,016       512,942   5,201,628
-----------------------------------------------------  ---------------------------  --------------------------  --------------------
Shares reacquired       (9,066,387)   (23,575,884)     (259,170)    (1,146,360)      (83,648)  (1,010,919)       (2,048)    (20,764)
Increase (decrease)     (5,806,438)  $(15,077,922)      281,026   $  1,220,905)      274,592   $3,303,097)      510,894  $5,180,864
-----------------------------------------------------  ---------------------------  --------------------------  --------------------

                                                                                                       Year Ended November 30, 1998
                                                                                                       ----------------------------


                                                  U. S. Government Series   Limited Duration Series          Balanced Series
Class C                                           Shares         Amount        Shares       Amount         Shares       Amount
-------------------------------------------------------------------------  ------------------------  -------------------------------
Sales of shares                               7,523,887    $ 19,728,994       709,733 $  3,156,871        417,362   $5,270,670
Shares issued to shareholders in
reinvestment of dividends and distributions   1,957,718       5,112,355       25,683       113,700       18,437       229,509
Total                                         9,481,605      24,841,349      735,416     3,270,571      435,799     5,500,179
-------------------------------------------------------------------------  -------------------------  ------------------------------
Shares reacquired                           (22,360,867)    (58,364,213)    (785,920)  (3,483,239)      (70,625)     (884,538)
Increase (decrease)                         (12,879,262)   $(33,522,864)     (50,504) $  (212,668)      365,174    $4,615,641
------------------------------------------------------------------------  --------------------------  ------------------------------

                                                                                                                       May 4, 1999**
                                                                                                                     to May 31, 1999
                                                                                                                     ---------------

                                                                                                                     High Yield Fund
Class Y                                                                                                           Shares      Amount
--------------------------------------------------------------------------------------------------------------  --------------------
Sales of shares                                                                                                        96     $1,000
Shares  issued to shareholders in
  reinvestment of dividends and distributions                                                                           1          8
Increase                                                                                                               97     $1,008
--------------------------------------------------------------------------------------------------------------  --------------------

There was issued no capital to shareholders stock activity in for Class P shares during the period. *Commencement of operations. ** Commencement of offering respective class shares.


At May 31, 1999, paid in capital aggregated $2,316,227,535 for U. S. Government Series, $16,935,764 for Limited Duration Series, $80,517,379 for Balanced Series and $22,743,801 for High Yield Fund.

5. Portfolio Securities

Purchases and sales of investment securities (other than short-term investments) were as follows:

Series                                       Purchases              Sales
--------------------------------------------------------------------------------
U. S. Government Series                 $3,582,397,944     $3,701,266,958
--------------------------------------------------------------------------------
Limited Duration Series                 $   29,007,148     $   22,195,028
--------------------------------------------------------------------------------
Balanced Series                         $   21,680,207     $      300,000
--------------------------------------------------------------------------------
High Yield Fund                         $   32,492,738     $   10,397,192
--------------------------------------------------------------------------------

As of May 31, 1999, net unrealized appreciation, unrealized appreciation and unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

                            Net Unrealized
                              Appreciation      Unrealized     Unrealized
Series                       (Depreciation)   Appreciation   Depreciation
--------------------------------------------------------------------------------
U. S. Government Series       $(20,752,263)     $3,496,121   $(24,248,384)
--------------------------------------------------------------------------------
Limited Duration Series       $   (117,522)     $   15,975   $   (133,497)
--------------------------------------------------------------------------------
Balanced Series               $  2,143,606      $3,491,143   $ (1,347,537)
--------------------------------------------------------------------------------
High Yield Fund               $   (439,421)     $  126,616   $   (566,037)
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.

The Trust may lend its securities to member banks of the Federal Reserve System and to registered broker-dealers approved by the Trust. The loans are collateralized at all times by cash and/or U. S. Treasury securities in an amount at least equal to the market value of the securities loaned.

As of May 31, 1999, the value of securities loaned for U. S. Government Series was $65,029,188. These loans were collateralized by cash of $66,189,407. Income from securities lending of $50,969 is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

6. Trustees' Remuneration

The Trustees of the Trust associated with Lord Abbett and all officers o f the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. Trustees' fees payable at May 31, 1999 under a deferred compensation plan, were $795,656.

7. Expense Reduction

The Trust has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Series' expenses.

Copyright (C) 1999 by Lord Abbett Investment Trust, 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Investment Trust, is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning each Series' investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U. S. A.

      Investing in the
 Lord Abbett
           Family of Funds

    GROWTH

                                                                                                                    INCOME

    Aggressive      Growth Funds       Growth &           Balanced Fund     Income Funds           Tax-Free         Money
    Growth Fund                        Income Funds                                                Income Funds     Market Fund
------------------------------------------------------------------------------------------------------------------------------------
    Developing      Research Fund-     Research Fund-     Balanced Series** World Bond -           National         U.S. Government
    Growth Fund     Small-Cap Value    Large-Cap                            Debenture Series       California       Securities Money
                        Series             Series                               Global Fund-       Connecticut      Market Fund+ ++
                    Alpha Series*      Growth &                             Income Series          Florida
                    International      Income Series                        High Yield Fund        Georgia
                    Series             Affiliated Fund                      Bond-Debenture         Hawaii
                    Mid-Cap                                                 Fund                   Michigan
                    Value Fund                                              Limited Duration       Minnesota
                    Growth                                                  U.S. Government        Missouri
                    Opportunities                                           Securities Series+     New Jersey
                    Fund                                                    U.S. Government        New York
                    Global Fund -                                           Securities Series+     Pennsylvania
                    Equity Series                                                                  Texas
                                                                                                   Washington


     Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe your investment professional provides value in helping you identify and understand your investment objectives and, ultimately, offering fund recommendations suitable for your individual needs.

     This publication, when used as sales literature, is to be distributed only if preceded or accompanied by a current prospectus for the fund(s) covered by this report.

     For more complete information about any Lord Abbett fund, including risks, charges and ongoing expenses, call your investment professional or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

     The Lord Abbett Family of Funds lets you access more than 30 portfolios designed to meet a variety of investment needs.

     Diversification. You and your investment professional can diversify your investments between equity and income funds.

     Flexibility. As your investment goals change, your investment professional can help you reallocate your portfolio.

     You may reallocate assets among our funds at any time. Speak with your investment professional to help you customize your investment plan.

     Numbers to Keep Handy

     For Shareholder Account or Statement Inquiries: 800-821-5129

     For Literature Only:  800-874-3733

     24-Hour  Automated  Shareholder  Service Line:  800-865-7582

     Visit Our Web Site:  http://www.lordabbett.com

     *Lord Abbett Securities Trust - Alpha Series is a fund of funds investing in shares of Lord Abbett Developing Growth Fund, Lord Abbett Research Fund
     - SmallCap Value Series and Lord Abbett Securities Trust - International Series.

     ** Lord Abbett Balanced Series is a fund of funds investing in shares of certain other Lord Abbett funds.

     +An investment in this Fund is neither insured nor guaranteed by the U. S. Government.

     ++An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain and has maintained its stable $1.00 price per share.

     [LOGO OMITTED]

     Lord Abbett mutual fund shares are distributed by:
     LORD ABBETT DISTRIBUTOR LLC
     ----------------------------------------------------------
     The GM Building  767 Fifth Avenue  New York, NY 10153-0203

LAIT-3-599
(7/99)